Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Sep. 30, 2023
Equity [Abstract]
Changes in Components of Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the six months ended September 30, 2022 and 2023, are as follows:

	Six months ended September 30, 2022
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2022	¥(72,892)	¥37,535	¥221	¥(8,072)	¥61,914	¥2,788	¥21,494

Net unrealized gains (losses) on investment in securities, net of tax of ¥54,025 million	(142,995)						(142,995)
Reclassification adjustment included in net income, net of tax of ¥292 million	(872)						(872)
Impact of changes in policy liability discount rate, net of tax of ¥ (61,736) million		159,366					159,366
Debt valuation adjustments, net of tax of ¥(25) million			66				66
Reclassification adjustment included in net income, net of tax of ¥2 million			(6)				(6)
Defined benefit pension plans, net of tax of ¥81 million				(225)			(225)
Reclassification adjustment included in net income, net of tax of ¥33 million				(91)			(91)
Foreign currency translation adjustments, net of tax of ¥27,143 million					184,993		184,993
Reclassification adjustment included in net income, net of tax of ¥(12) million					102		102
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(4,707) million						17,082	17,082
Reclassification adjustment included in net income, net of tax of ¥(436) million						1,449	1,449

Total other comprehensive income (loss)	(143,867)	159,366	60	(316)	185,095	18,531	218,869

Less: Other Comprehensive Income Attributable to the Noncontrolling Interests	0	0	0	2	7,886	1,472	9,360

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	0	88	0	88

Balance at September 30, 2022 *	¥(216,759)	¥196,901	¥281	¥(8,390)	¥239,035	¥19,847	¥230,915

*1
As of March 31, 2022, the amount of
i
mpact of changes in policy liability discount rate contained a loss of ¥(24,641) million (net of tax of ¥4,296 million ) of cumulative effect of changes in the discount rates between contract inception date and the transition date of April 1, 2021 of LDTI and an income of ¥62,176 million (net of tax of ¥(23,125) million ) of changes after the transition date. For further information about
i
mpact of changes in policy liability discount rate, see Note 18. “Long-Duration Insurance Contracts Relating to Life Insurance Operations”.

*2	As of September 30, 2022, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

	Six months ended September 30, 2023
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2023 *1	¥(183,034)	¥164,516	¥275	¥(3,617)	¥155,912	¥22,083	¥156,135

Net unrealized gains (losses) on investment in securities, net of tax of ¥35,524 million	(96,984)						(96,984)
Reclassification adjustment included in net income, net of tax of ¥1,211 million	(3,428)						(3,428)
Impact of changes in policy liability discount rate, net of tax of ¥(38,745) million		110,576					110,576
Debt valuation adjustments, net of tax of ¥43 million			(114)				(114)
Reclassification adjustment included in net income, net of tax of ¥3 million			(9)				(9)
Defined benefit pension plans, net of tax of ¥(19) million				51			51
Reclassification adjustment included in net income, net of tax of ¥52 million				(140)			(140)
Foreign currency translation adjustments, net of tax of ¥22,732 million					158,400		158,400
Reclassification adjustment included in net income, net of tax of ¥(2,328) million					5,183		5,183
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(2,072) million						6,623	6,623
Reclassification adjustment included in net income, net of tax of ¥1,289 million						(4,215)	(4,215)

Total other comprehensive income (loss)	(100,412)	110,576	(123)	(89)	163,583	2,408	175,943

Transaction with noncontrolling interests	0	0	0	0	11	(176)	(165)

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	0	5,191	(140)	5,051

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	(1)	0	0	0	163	0	162

Balance at September 30, 2023 *2	¥(283,445)	¥275,092	¥152	¥(3,706)	¥314,152	¥24,455	¥326,700

*1
As of March 31, 2023, the amount of
i
mpact of changes in policy liability discount rate contained a loss of ¥(24,641) million (net of tax of ¥4,296 million ) of cumulative effect of changes in the discount rates between contract inception date and the transition date of April 1, 2021 of LDTI and an income of ¥189,157 million (net of tax of ¥(66,702) million ) of changes after the transition date. For further information about
i
mpact of changes in policy liability discount rate, see Note 18. “Long-Duration Insurance Contracts Relating to Life Insurance Operations”.

*2
As of September 30, 2023, net unrealized gains (losses) on investment in securities contained ¥(128) million (net of tax of ¥21 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale
debt securities with allowance for credit losses.

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the three months ended September 30, 2022 and 2023, are as follows:

	Three months ended September 30, 2022
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at June 30, 2022 *1	¥(154,265)	¥114,386	¥205	¥(8,239)	¥169,590	¥12,986	¥134,663

Net unrealized gains (losses) on investment in securities, net of tax of ¥23,591 million	(62,396)						(62,396)
Reclassification adjustment included in net income, net of tax of ¥10 million	(98)						(98)
Impact of changes in policy liability discount rate, net of tax of ¥(31,968) million		82,515					82,515
Debt valuation adjustments, net of tax of ¥(31) million			80				80
Reclassification adjustment included in net income, net of tax of ¥1 million			(4)				(4)
Defined benefit pension plans, net of tax of ¥45 million				(105)			(105)
Reclassification adjustment included in net income, net of tax of ¥17 million				(46)			(46)
Foreign currency translation adjustments, net of tax of ¥3,827 million					70,964		70,964
Reclassification adjustment included in net income, net of tax of ¥(3) million					12		12
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(3,069) million						8,763	8,763
Reclassification adjustment included in net income, net of tax of ¥399 million						(1,163)	(1,163)

Total other comprehensive income (loss)	(62,494)	82,515	76	(151)	70,976	7,600	98,522

Less: Other Comprehensive Income Attributable to the Noncontrolling Interests	0	0	0	0	1,481	739	2,220

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	0	50	0	50

Balance at September 30, 2022 *2	¥(216,759)	¥196,901	¥281	¥(8,390)	¥239,035	¥19,847	¥230,915

*1
As of June 30, 2022, the amount of
i
mpact of changes in policy liability discount rate contained a loss of ¥(24,641) million (net of tax of ¥4,296 million ) of cumulative effect of changes in the discount rates between contract inception date and the transition date of April 1, 2021 of LDTI and an income of ¥139,027 million (net of tax of ¥(52,893) million ) of changes after the transition date. For further information about
i
mpact of changes in policy liability discount rate, see Note 18. “Long-Duration Insurance Contracts Relating to Life Insurance Operations”.

*2	As of September 30, 2022, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

	Three months ended September 30, 2023
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at June 30, 2023	¥(184,174)	¥169,035	¥231	¥(3,471)	¥251,172	¥20,124	¥252,917

Net unrealized gains (losses) on investment in securities, net of tax of ¥36,198 million	(98,165)						(98,165)
Reclassification adjustment included in net income, net of tax of ¥353 million	(1,097)						(1,097)
Impact of changes in policy liability discount rate, net of tax of ¥(36,613) million		106,057					106,057
Debt valuation adjustments, net of tax of ¥30 million			(75)				(75)
Reclassification adjustment included in net income, net of tax of ¥0 million			(4)				(4)
Defined benefit pension plans, net of tax of ¥59 million				(171)			(171)
Reclassification adjustment included in net income, net of tax of ¥25 million				(65)			(65)
Foreign currency translation adjustments, net of tax of ¥39 million					62,008		62,008
Reclassification adjustment included in net income, net of tax of ¥(1,014) million					2,257		2,257
Net unrealized gains (losses) on derivative instruments, net of tax of ¥93 million						3,783	3,783
Reclassification adjustment included in net income, net of tax of ¥(169) million						611	611

Total other comprehensive income (loss)	(99,262)	106,057	(79)	(236)	64,265	4,394	75,139

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	(1)	1,230	63	1,292

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	9	0	0	0	55	0	64

Balance at September 30, 2023 *	¥(283,445)	¥275,092	¥152	¥(3,706)	¥314,152	¥24,455	¥326,700

*
As of September 30, 2023, net unrealized gains (losses) on investment in securities contained ¥(128) million (net of tax of ¥21 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale
debt securities with allowance for credit losses.

Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)
Amounts reclassified to net income from accumulated other comprehensive income (loss) in the six months ended September 30, 2022 and 2023 are as follows:

	Six months ended September 30, 2022
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥17	Gains on investment securities and dividends
Sales of debt securities	811	Life insurance premiums and related investment income
Amortization of debt securities	162	Finance revenues
Amortization of debt securities	174	Life insurance premiums and related investment income

	1,164	Total before income tax
	(292)	Income tax (expense) or benefit

	¥872	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥8	Life insurance costs

	8	Total before income tax
	(2)	Income tax (expense) or benefit

	¥6	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥170	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(45)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	124	Total before income tax
	(33)	Income tax (expense) or benefit

	¥91	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(1,653)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	1,539	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(114)	Total before income tax
	12	Income tax (expense) or benefit

	¥(102)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(157)	Interest expense
Foreign exchange contracts	(164)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(1,564)	Interest expense/Other (income) and expense

	(1,885)	Total before income tax
	436	Income tax (expense) or benefit

	¥(1,449)	Net of tax

	Six months ended September 30, 2023
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥131	Gains on investment securities and dividends
Sales of debt securities	2,305	Life insurance premiums and related investment income
Amortization of debt securities	313	Finance revenues
Amortization of debt securities	1,890	Life insurance premiums and related investment income

	4,639	Total before income tax
	(1,211)	Income tax (expense) or benefit

	¥3,428	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥12	Life insurance costs

	12	Total before income tax
	(3)	Income tax (expense) or benefit

	¥9	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥225	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(32)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	192	Total before income tax
	(52)	Income tax (expense) or benefit

	¥140	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(7,636)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense
Sales or liquidation	125	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(7,511)	Total before income tax
	2,328	Income tax (expense) or benefit

	¥(5,183)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(30)	Interest expense
Foreign currency swap agreements	5,534	Interest expense/Other (income) and expense

	5,504	Total before income tax
	(1,289)	Income tax (expense) or benefit

	¥4,215	Net of tax

Amounts reclassified to net income from accumulated other comprehensive income (loss) in the three months ended September 30, 2022 and 2023 are as follows:

	Three months ended September 30, 2022
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥1	Gains on investment securities and dividends
Sales of debt securities	(143)	Life insurance premiums and related investment income
Amortization of debt securities	50	Finance revenues
Amortization of debt securities	200	Life insurance premiums and related investment income

	108	Total before income tax
	(10)	Income tax (expense) or benefit

	¥98	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥5	Life insurance costs

	5	Total before income tax
	(1)	Income tax (expense) or benefit

	¥4	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥86	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(22)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	63	Total before income tax
	(17)	Income tax (expense) or benefit

	¥46	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(1,171)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense
Sales or liquidation	1,156	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(15)	Total before income tax
	3	Income tax (expense) or benefit

	¥(12)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥63	Interest expense
Foreign exchange contracts	(84)	Interest expense/Other (income) and expense
Foreign currency swap agreements	1,583	Interest expense/Other (income) and expense

	1,562	Total before income tax
	(399)	Income tax (expense) or benefit

	¥1,163	Net of tax

	Three months ended September 30, 2023
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥42	Gains on investment securities and dividends
Sales of debt securities	269	Life insurance premiums and related investment income
Amortization of debt securities	110	Finance revenues
Amortization of debt securities	1,029	Life insurance premiums and related investment income

	1,450	Total before income tax
	(353)	Income tax (expense) or benefit

	¥1,097	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥4	Life insurance costs

	4	Total before income tax
	0	Income tax (expense) or benefit

	¥4	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥111	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(20)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	90	Total before income tax
	(25)	Income tax (expense) or benefit

	¥65	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(3,316)	Interest expense
Sales or liquidation	¥45	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(3,271)	Total before income tax
	1,014	Income tax (expense) or benefit

	¥(2,257)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥7	Interest expense
Foreign currency swap agreements	(787)	Interest expense/Other (income) and expense

	(780)	Total before income tax
	169	Income tax (expense) or benefit

	¥(611)	Net of tax